Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 849	$ 817
Amortization of deferred commissions	156	139
Aggregate amount of transaction price allocated to remaining performance obligations	16,800	16,700
Refinitiv [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenues from Contracts With Customers	$ 360	$ 339